Submission	Jul. 03, 2025
Submission [Line Items]
Central Index Key	0001513845
Registrant Name	Nebius Group N.V.
Registration File Number	333-286932
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES